Fair Value Measurements - Schedule of Warrant Liabilities With Assumptions (Details) (FaceBank Group, Inc Pre-Merger)	Sep. 29, 2020 $ / shares shares	Apr. 23, 2020 $ / shares shares	Apr. 02, 2020 $ / shares shares	Mar. 31, 2020 Integer $ / shares shares	Mar. 30, 2020 $ / shares shares	Dec. 31, 2019 Integer $ / shares shares	Dec. 31, 2018 Integer $ / shares shares
Exercise Price | $ / shares	$ 3.06	$ 9.00	$ 7.74
Fair value assumption, warrant Contractual term (years)		3 years	5 years
Number of subsidiary warrants outstanding | shares	217,357	55,172	142,118
FaceBank Group, Inc Pre-Merger [Member]
Exercise Price | $ / shares				$ 5.00	$ 7.74	$ 0.75	$ 0.75
Stock price - subsidiary | $ / shares						$ 0.02	$ 0.22
Discount applied						0.00%	50.00%
Fair value of stock price | $ / shares						$ 0.00	$ 0.09
Fair value assumption, warrant Contractual term (years)					5 years
Number of subsidiary warrants outstanding | shares					142,118	48,904,037	48,904,037
FaceBank Group, Inc Pre-Merger [Member] | Maximum [Member]
Fair value of underlying common shares | $ / shares				$ 4.97
FaceBank Group, Inc Pre-Merger [Member] | Risk Free Interest Rate [Member]
Fair value of warrant liability, measurement input, percentage						1.62	2.49
FaceBank Group, Inc Pre-Merger [Member] | Risk Free Interest Rate [Member] | Minimum [Member]
Fair value of warrant liability, measurement input, percentage				0
FaceBank Group, Inc Pre-Merger [Member] | Risk Free Interest Rate [Member] | Maximum [Member]
Fair value of warrant liability, measurement input, percentage				1
FaceBank Group, Inc Pre-Merger [Member] | Contractual Term (Years) [Member]
Fair value assumption, warrant Contractual term (years)						3 years 29 days	4 years 29 days
FaceBank Group, Inc Pre-Merger [Member] | Expected Dividend Yield [Member]
Fair value of warrant liability, measurement input, percentage				0		0.00	0.00
FaceBank Group, Inc Pre-Merger [Member] | Expected Volatility [Member]
Fair value of warrant liability, measurement input, percentage						83.7	86.5
FaceBank Group, Inc Pre-Merger [Member] | Expected Volatility [Member] | Minimum [Member]
Fair value of warrant liability, measurement input, percentage				53
FaceBank Group, Inc Pre-Merger [Member] | Expected Volatility [Member] | Maximum [Member]
Fair value of warrant liability, measurement input, percentage				53
FaceBank Group, Inc Pre-Merger [Member] | Subsidiary Warrant Liability [Member]
Exercise Price | $ / shares				$ 0.75		$ 0.75
Stock price - subsidiary | $ / shares				$ 0.03		$ 0.02
Discount applied				0.00%		0.00%
Fair value of stock price | $ / shares				$ 0.00		$ 0.00
Number of subsidiary warrants outstanding | shares				48,904,037		48,904,037
FaceBank Group, Inc Pre-Merger [Member] | Subsidiary Warrant Liability [Member] | Risk Free Interest Rate [Member]
Fair value of warrant liability, measurement input, percentage				0		2
FaceBank Group, Inc Pre-Merger [Member] | Subsidiary Warrant Liability [Member] | Contractual Term (Years) [Member]
Fair value assumption, warrant Contractual term (years)				2 years 9 months 29 days		3 years 29 days
FaceBank Group, Inc Pre-Merger [Member] | Subsidiary Warrant Liability [Member] | Expected Dividend Yield [Member]
Fair value of warrant liability, measurement input, percentage				0		0
FaceBank Group, Inc Pre-Merger [Member] | Subsidiary Warrant Liability [Member] | Expected Volatility [Member]
Fair value of warrant liability, measurement input, percentage				84		84
Fubo Tv [Member] | Minimum [Member]
Fair value of underlying common shares | $ / shares				$ 4.78